Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill [Roll Forward]
Opening balance	$ 9,037,931	$ 936,257
Current period acquisitions (Note 7)	0	8,120,006
Prior period acquisitions	1,462	0
Foreign exchange movement	(11,410)	(18,332)
Closing balance	$ 9,027,983	$ 9,037,931